Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Principal Payments Under Note Payable
As of December 31, 2014 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2015	$1,023
2016	12,968
2017	14,487
2018	6,522
Total	$35,000

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2014, a schedule by year of future minimum payments under operating leases is as follows (in thousands):

Years Ending December 31
2015	$376
2016	509
2017	516
2018	525
2019	485
Thereafter	618
Total	$3,029

Schedule by Year of Future Minimum Payments under Capital Leases, Together with Present Value of Minimum Lease Payments
At December 31, 2014, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2015	12
2016	9
Total	21
Less amount representing interest	(2)
Present value of minimum lease payments	19
Less current portion	(11)
Non-current portion	$8

Schedule of Property and Equipment Under Capital Leases
Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Office equipment	$33	$33
Less accumulated amortization	(16)	(5)
Total	$17	$28